Inventories (Schedule Of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Inventory [Line Items]
Telecommunications equipment to be sold and materials	¥ 153,463	¥ 181,258
Projects in progress	142,845	103,351
Supplies	118,273	105,914
Total	¥ 414,581	¥ 390,523